CONSOLIDATED STATEMENT OF INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 316,620	$ 381,314	$ 261,504
Share of profit of joint ventures and associates	3,725	3,972	4,097
Interest and other income	2,838	915	7,056
Total revenue and other income	323,183	386,201	272,657
Purchases	212,883	258,488	174,912
Production and manufacturing expenses	25,240	25,518	23,822
Selling, distribution and administrative expenses	13,433	12,883	11,328
Research and development	1,287	1,075	815
Exploration	1,750	1,712	1,423
Depreciation, depletion and amortisation	31,290	18,529	26,921
Interest expense	4,673	3,181	3,607
Total expenditure	290,556	321,386	242,828
Income before taxation	32,627	64,815	29,829
Taxation charge	12,991	21,941	9,199
Income for the period	19,636	42,874	20,630
Income attributable to non-controlling interest	277	565	529
Income attributable to Shell plc shareholders	$ 19,359	$ 42,309	$ 20,101
Basic earnings per share ($ per share)	$ 2.88	$ 5.76	$ 2.59
Diluted earnings per share ($ per share)	$ 2.85	$ 5.71	$ 2.57